SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16.	SEGMENT REPORTING

With the acquisition of Wainwright, Gourmet Foods, Brigadier, and the launch of the Original Sprout business unit of Kahnalytics, the Company has identified four segments for its products and services; U.S.A. investment fund management, U.S.A. beauty products, New Zealand food industry and Canada security alarm systems. Our recently incorporated subsidiary, Marygold, has not begun operations, so its accounts have been consolidated with those of the parent, Concierge, and is not yet identified as a separate segment. The Company’s reportable segments are business units located in different global regions. The Company’s operations in the U.S.A. include the manufacture and wholesale distribution of hair and skin care products by Original Sprout and the income derived from management of various investment funds by our subsidiary Wainwright. In New Zealand operations include the production, packaging and distribution on a commercial scale of gourmet meat pies and related bakery confections, and the printing of specialized food wrappers through our wholly owned subsidiary Gourmet Foods, Ltd. and its subsidiary, Printstock. In Canada, the Company provides security alarm system installation and maintenance services to residential and commercial customers sold through its wholly owned subsidiary, Brigadier. Separate management of each segment is required because each business unit is subject to different operational issues and strategies due to their particular regional location. The Company accounts for intra-company sales and expenses as if the sales or expenses were to third parties and eliminates them in the consolidation. Amounts are adjusted for currency translation as of the balance sheet date and presented in US dollars. The Company files income taxes as a combined group and records most income taxes at the Concierge level.

The following table presents a summary of identifiable assets as of December 31, 2021 and June 30, 2021.

	December 31,	June 30,
	2021	2021
Identifiable assets:
U.S.A. : investment fund management - related party	$16,386,171	$17,467,044
U.S.A. : beauty products	3,870,938	4,024,803
New Zealand: food industry	4,655,674	3,831,539
Canada: security systems	2,513,760	2,671,286
Corporate headquarters - including Marygold	3,449,891	3,513,008
Consolidated total	$30,876,434	$31,507,680

The following table presents a summary of operating information for the three months ended December 31:

	Three Months Ended	Three Months Ended
	December 31, 2021	December 31, 2020
Revenues from external customers:
U.S.A. : investment fund management - related party	$5,701,384	$6,149,415
U.S.A. : beauty products	992,852	1,060,225
New Zealand : food industry	2,108,257	2,134,402
Canada : security systems	642,623	617,780
Consolidated total	$9,445,116	$9,961,822

Net (loss) income:
U.S.A. : investment fund management - related party	$1,985,141	$2,269,276
U.S.A. : beauty products	(12,718)	(61,234)
New Zealand : food industry	136,465	239,830
Canada : security systems	62,547	31,610
Corporate headquarters - including Marygold	(1,148,100)	(1,127,694)
Consolidated total	$1,023,335	$1,351,788

The following table presents a summary of operating information for the six months ended December 31:

	Six Months Ended	Six Months Ended
	December 31, 2021	December 31, 2020
Revenues from external customers:
U.S.A. : investment fund management - related party	$11,358,411	$13,185,716
U.S.A. : beauty products	2,013,924	2,032,968
New Zealand : food industry	4,468,402	4,191,974
Canada : security systems	1,333,253	1,297,222
Consolidated total	$19,173,990	$20,707,880

Net (loss) income:
U.S.A. : investment fund management - related party	$1,617,234	$5,498,271
U.S.A. : beauty products	(8,196)	4,038
New Zealand : food industry	289,667	332,128
Canada : security systems	140,954	198,693
Corporate headquarters - including Marygold	(2,897,317)	(2,461,908)
Consolidated total	$(857,658)	$3,571,222

The following table presents a summary of capital expenditures for the three month periods ended December 31:

	Three Months Ended	Three Months Ended
	December 31, 2021	December 31, 2020
Capital expenditures:
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	428	27,930
New Zealand: food industry	—	4,303
Canada: security systems	—	(7,677)
U.S.A. : corporate headquarters - including Marygold	—	—
Consolidated	$428	$24,556

The following table presents a summary of capital expenditures for the six month periods ended December 31:

	Six Months Ended	Six Months Ended
	December 31, 2021	December 31, 2020
Capital expenditures:
U.S.A.: investment fund management	$—	$—
U.S.A.: beauty products	948	28,757
New Zealand: food industry (1)	3,040	417,465
Canada: security systems	—	(14,981)
U.S.A.: corporate headquarters - including Marygold	—	653
Consolidated	$3,988	$431,894

(1)	Includes $401,681 related to the acquisition of Printstock in July 2020. See Note 13, Business Combinations

The following table represents the property, plant and equipment in use at each of the Company’s locations as of December 3, 2021 and June 30, 2021:

	As of December 31, 2021	As of June 30, 2021

Asset Location
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	59,909	58,961
New Zealand: food industry (1)	2,416,722	2,345,569
Canada: security systems	972,069	998,612
U.S.A. : corporate headquarters - including Marygold	17,744	17,744
Total All Locations	3,466,444	3,420,886
Less accumulated depreciation	(1,906,438)	(1,847,441)
Net property, plant and equipment	$1,560,006	$1,573,445

(1)	Includes the underlying assets of the solar energy system finance lease totaling $150,625 at Gourmet Foods.

NOTE 16.	SEGMENT REPORTING

With the acquisition of Wainwright, Gourmet Foods, Brigadier, and the launch of the Original Sprout business unit of Kahnalytics, the Company has identified four segments for its products and services; U.S.A. investment fund management, U.S.A. beauty products, New Zealand food industry and Canada security alarm systems. Our recently incorporated subsidiary, Marygold, has not begun operations, so its accounts have been consolidated with those of the parent, Concierge, and is not yet identified as a separate segment. The Company’s reportable segments are business units located in different global regions. The Company’s operations in the U.S.A. include the manufacture and wholesale distribution of hair and skin care products by Original Sprout and the income derived from management of various investment funds by our subsidiary Wainwright. In New Zealand operations include the production, packaging and distribution on a commercial scale of gourmet meat pies and related bakery confections, and the printing of specialized food wrappers through our wholly-owned subsidiary Gourmet Foods, Ltd. and their subsidiary, Printstock. In Canada, the Company provides security alarm system installation and maintenance services to residential and commercial customers sold through its wholly-owned subsidiary, Brigadier. Separate management of each segment is required because each business unit is subject to different operational issues and strategies due to their particular regional location. The Company accounts for intra-company sales and expenses as if the sales or expenses were to third parties and eliminates them in the consolidation. Amounts are adjusted for currency translation as of the balance sheet date and presented in US dollars.

The following table presents a summary of identifiable assets as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021	As of June 30, 2020

Identifiable assets:
Corporate headquarters - including Marygold	$3,513,008	$2,891,284
U.S.A. : investment fund management	17,467,044	12,834,581
U.S.A. : beauty products	4,024,803	3,611,471
New Zealand: food industry	3,831,539	2,606,256
Canada: security systems	2,671,286	2,347,327
Consolidated	$31,507,680	$24,290,919

The following table presents a summary of operating information for the years ended June 30, 2021 and June 30, 2020:

	Year Ended June 30, 2021	Year Ended June 30, 2020
Revenues:
U.S.A. : investment fund management - related party	$25,169,182	$15,459,061
U.S.A. : beauty products	3,756,512	3,883,953
New Zealand : food industry	8,263,267	4,745,821
Canada : security systems	2,715,487	2,660,153
Consolidated	$39,904,448	$26,748,988

Net income (loss):
U.S.A. : investment fund management - related party	$9,983,156	$2,850,451
U.S.A. : beauty products	(191,857)	215,620
New Zealand : food industry	469,028	326,448
Canada : security systems	284,151	294,295
Corporate headquarters - including Marygold	(4,695,035)	(1,913,413)
Consolidated	$5,849,443	$1,773,401

The following table presents a summary of capital expenditures for the year ended June 30:

	2021	2020
Capital expenditures:
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	41,974	6,242
New Zealand: food industry (1)	436,775	133,975
Canada: security systems	—	416,271
U.S.A. : corporate headquarters - including Marygold	653	2,786
Consolidated	$479,402	$559,274

(1)	Includes $401,681 related to the acquisition of Printstock. See Note 15, Business Combinations

The following table represents property, plant and equipment in use at each of the Company’s locations as of June 30:

	2021	2020
Asset location:
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	58,961	16,987
New Zealand: food industry	2,345,569	1,721,195
Canada: security systems	998,612	929,712
U.S.A. : corporate headquarters - including Marygold	17,744	17,091
Total all locations	3,420,886	2,684,985
Less accumulated depreciation	(1,847,441)	(1,487,793)
Net property, plant and equipment	$1,573,445	$1,197,192